UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Real Estate Securities Fund
Class A [FREEX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$112	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Real Estate Securities Fund returned 17.71%. The Fund compares its performance to the MSCI US IMI Real Estate 25/50 Index†, which returned 15.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the healthcare property subsector. Within the sector, Welltower was a leading contributor to relative returns. The U.S.-based senior housing operator acquired NorthStar Healthcare Income (not held by the Fund) in a strategic move toward expanding Welltower’s portfolio and enhancing its regional densification strategy. The company has also been profiting from consistent senior-housing demand, higher rents and expanding margins.

↑
Also in the healthcare property subsector, American Healthcare REIT (AHR) as the company completed its acquisition of Trilogy REIT Holdings, an owner/operator of skilled nursing and senior housing assets.

↑
Stock selection and an underweight in the office space property subsector also contributed to annual relative returns. An underweight in Alexandria Real Estate Equities helped limit losses relative to the benchmark. The owner and operator of life sciences and office lab spaces faced a challenging leasing environment due to excess supply and slowing demand for life-sciences real estate along with research funding uncertainty which led to the Fund exiting the position over the period.

Top detractors from performance:
↓
Both the triple-net and storage property subsectors dampened annual relative performance. In the triple-net subsector, VICI Properties underperformed the benchmark when the stock lagged on higher interest rates and subdued acquisition activity. The Fund exited the position in early 2025 citing a weaker investment thesis, after which the stock performed better on lower interest rates amid escalating macro concerns.

↓
In the storage property subsector, Extra Space Storage, a leading owner and operator of self-storage facilities in the U.S., as the self-storage industry struggled over the period with weak demand caused by high interest rates, price pressures and low housing inventory, making relocations difficult.

↓
In the hotel/resort/leisure property subsector, Ryman Hospitality Properties was a relative detractor. It was a softer market over the period for hotel landlords amid decelerating revenue trends and subsequent reductions to room revenue guidance. Despite its superior operating model, Ryman has not been immune to these trends.

Franklin Real Estate Securities Fund	PAGE 1	192-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	17.71	6.59	4.80
Class A (with sales charge)	11.25	5.39	4.21
Russell 3000 Index	11.40	15.12	11.68
MSCI US IMI Real Estate 25/50 Index†,††	15.85	7.19	5.68
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$254,650,295
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$1,463,384
Portfolio Turnover Rate	28.21%
*	Does not include derivatives, except purchased options, if any.
Franklin Real Estate Securities Fund	PAGE 2	192-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
The net expense ratio decreased during the period primarily due to a decrease in transfer agent fees.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Real Estate Securities Fund	PAGE 3	192-ATSR-0625

Franklin Real Estate Securities Fund
Class C [FRRSX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$192	1.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Real Estate Securities Fund returned 16.92%. The Fund compares its performance to the MSCI US IMI Real Estate 25/50 Index†, which returned 15.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the healthcare property subsector. Within the sector, Welltower was a leading contributor to relative returns. The U.S.-based senior housing operator acquired NorthStar Healthcare Income (not held by the Fund) in a strategic move toward expanding Welltower’s portfolio and enhancing its regional densification strategy. The company has also been profiting from consistent senior-housing demand, higher rents and expanding margins.

↑
Also in the healthcare property subsector, American Healthcare REIT (AHR) as the company completed its acquisition of Trilogy REIT Holdings, an owner/operator of skilled nursing and senior housing assets.

↑
Stock selection and an underweight in the office space property subsector also contributed to annual relative returns. An underweight in Alexandria Real Estate Equities helped limit losses relative to the benchmark. The owner and operator of life sciences and office lab spaces faced a challenging leasing environment due to excess supply and slowing demand for life-sciences real estate along with research funding uncertainty which led to the Fund exiting the position over the period.

Top detractors from performance:
↓
Both the triple-net and storage property subsectors dampened annual relative performance. In the triple-net subsector, VICI Properties underperformed the benchmark when the stock lagged on higher interest rates and subdued acquisition activity. The Fund exited the position in early 2025 citing a weaker investment thesis, after which the stock performed better on lower interest rates amid escalating macro concerns.

↓
In the storage property subsector, Extra Space Storage, a leading owner and operator of self-storage facilities in the U.S., as the self-storage industry struggled over the period with weak demand caused by high interest rates, price pressures and low housing inventory, making relocations difficult.

↓
In the hotel/resort/leisure property subsector, Ryman Hospitality Properties was a relative detractor. It was a softer market over the period for hotel landlords amid decelerating revenue trends and subsequent reductions to room revenue guidance. Despite its superior operating model, Ryman has not been immune to these trends.

Franklin Real Estate Securities Fund	PAGE 1	292-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	16.92	5.78	4.02
Class C (with sales charge)	15.92	5.78	4.02
Russell 3000 Index	11.40	15.12	11.68
MSCI US IMI Real Estate 25/50 Index†,††	15.85	7.19	5.68
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$254,650,295
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$1,463,384
Portfolio Turnover Rate	28.21%
*	Does not include derivatives, except purchased options, if any.
Franklin Real Estate Securities Fund	PAGE 2	292-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Real Estate Securities Fund	PAGE 3	292-ATSR-0625

Franklin Real Estate Securities Fund
Class R6 [FSERX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$72	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Real Estate Securities Fund returned 18.13%. The Fund compares its performance to the MSCI US IMI Real Estate 25/50 Index†, which returned 15.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the healthcare property subsector. Within the sector, Welltower was a leading contributor to relative returns. The U.S.-based senior housing operator acquired NorthStar Healthcare Income (not held by the Fund) in a strategic move toward expanding Welltower’s portfolio and enhancing its regional densification strategy. The company has also been profiting from consistent senior-housing demand, higher rents and expanding margins.

↑
Also in the healthcare property subsector, American Healthcare REIT (AHR) as the company completed its acquisition of Trilogy REIT Holdings, an owner/operator of skilled nursing and senior housing assets.

↑
Stock selection and an underweight in the office space property subsector also contributed to annual relative returns. An underweight in Alexandria Real Estate Equities helped limit losses relative to the benchmark. The owner and operator of life sciences and office lab spaces faced a challenging leasing environment due to excess supply and slowing demand for life-sciences real estate along with research funding uncertainty which led to the Fund exiting the position over the period.

Top detractors from performance:
↓
Both the triple-net and storage property subsectors dampened annual relative performance. In the triple-net subsector, VICI Properties underperformed the benchmark when the stock lagged on higher interest rates and subdued acquisition activity. The Fund exited the position in early 2025 citing a weaker investment thesis, after which the stock performed better on lower interest rates amid escalating macro concerns.

↓
In the storage property subsector, Extra Space Storage, a leading owner and operator of self-storage facilities in the U.S., as the self-storage industry struggled over the period with weak demand caused by high interest rates, price pressures and low housing inventory, making relocations difficult.

↓
In the hotel/resort/leisure property subsector, Ryman Hospitality Properties was a relative detractor. It was a softer market over the period for hotel landlords amid decelerating revenue trends and subsequent reductions to room revenue guidance. Despite its superior operating model, Ryman has not been immune to these trends.

Franklin Real Estate Securities Fund	PAGE 1	372-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	18.13	7.08	5.28
Russell 3000 Index	11.40	15.12	11.68
MSCI US IMI Real Estate 25/50 Index†,††	15.85	7.19	5.68
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$254,650,295
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$1,463,384
Portfolio Turnover Rate	28.21%
*	Does not include derivatives, except purchased options, if any.
Franklin Real Estate Securities Fund	PAGE 2	372-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Real Estate Securities Fund	PAGE 3	372-ATSR-0625

Franklin Real Estate Securities Fund
Advisor Class [FRLAX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$85	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Real Estate Securities Fund returned 18.08%. The Fund compares its performance to the MSCI US IMI Real Estate 25/50 Index†, which returned 15.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the healthcare property subsector. Within the sector, Welltower was a leading contributor to relative returns. The U.S.-based senior housing operator acquired NorthStar Healthcare Income (not held by the Fund) in a strategic move toward expanding Welltower’s portfolio and enhancing its regional densification strategy. The company has also been profiting from consistent senior-housing demand, higher rents and expanding margins.

↑
Also in the healthcare property subsector, American Healthcare REIT (AHR) as the company completed its acquisition of Trilogy REIT Holdings, an owner/operator of skilled nursing and senior housing assets.

↑
Stock selection and an underweight in the office space property subsector also contributed to annual relative returns. An underweight in Alexandria Real Estate Equities helped limit losses relative to the benchmark. The owner and operator of life sciences and office lab spaces faced a challenging leasing environment due to excess supply and slowing demand for life-sciences real estate along with research funding uncertainty which led to the Fund exiting the position over the period.

Top detractors from performance:
↓
Both the triple-net and storage property subsectors dampened annual relative performance. In the triple-net subsector, VICI Properties underperformed the benchmark when the stock lagged on higher interest rates and subdued acquisition activity. The Fund exited the position in early 2025 citing a weaker investment thesis, after which the stock performed better on lower interest rates amid escalating macro concerns.

↓
In the storage property subsector, Extra Space Storage, a leading owner and operator of self-storage facilities in the U.S., as the self-storage industry struggled over the period with weak demand caused by high interest rates, price pressures and low housing inventory, making relocations difficult.

↓
In the hotel/resort/leisure property subsector, Ryman Hospitality Properties was a relative detractor. It was a softer market over the period for hotel landlords amid decelerating revenue trends and subsequent reductions to room revenue guidance. Despite its superior operating model, Ryman has not been immune to these trends.

Franklin Real Estate Securities Fund	PAGE 1	692-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	18.08	6.85	5.07
Russell 3000 Index	11.40	15.12	11.68
MSCI US IMI Real Estate 25/50 Index†,††	15.85	7.19	5.68
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$254,650,295
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$1,463,384
Portfolio Turnover Rate	28.21%
*	Does not include derivatives, except purchased options, if any.
Franklin Real Estate Securities Fund	PAGE 2	692-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
The net expense ratio decreased during the period primarily due to a decrease in transfer agent fees.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Real Estate Securities Fund	PAGE 3	692-ATSR-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2024 and April 30, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $28,265 in April 30, 2024 and $30,374 in April 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2024 and $0 in April 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $0 in April 30, 2024 and $10,000 in April 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2024 and $0 in April 30, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $158,426 in April 30, 2024 and $0 in April 30, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 Reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $228,426 in April 30, 2024 and $377,023 in April 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Real Estate
Securities Trust
Financial Statements and Other Important Information
Annual | April 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 19
Tax Information 20
Changes In and Disagreements with Accountants 21
Results of Meeting(s) of Shareholders 21
Remuneration Paid to Directors, Officers and Others 21
Board Approval of Management and Subadvisory Agreements 21

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.00 $17.61 $21.91 $20.66 $17.11
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.33 0.31 0.09 0.14
Net realized and unrealized gains (losses) ........... 2.62 (1.03) (3.97) 2.44 4.91
Total from investment operations .................... 2.78 (0.70) (3.66) 2.53 5.05
Less distributions from:
Net investment income .......................... (0.41) (0.36) (0.23) (0.18) (0.21)
Net realized gains ............................. (1.55) (0.55) (0.41) (1.10) (1.29)
Total distributions ............................... (1.96) (0.91) (0.64) (1.28) (1.50)
Net asset value, end of year ....................... $16.82 $16.00 $17.61 $21.91 $20.66
Total return
c
................................... 17.71% (4.34)% (16.70)% 11.99% 30.97%
Ratios to average net assets
Expenses
d
.................................... 1.03% 1.16%
e
1.05%
e
1.11% 1.07%
e
Net investment income ........................... 0.89% 1.94% 1.66% 0.41% 0.77%
Supplemental data
Net assets , end of year (000’s) ..................... $198,076 $199,460 $262,766 $361,133 $318,415
Portfolio turnover rate ............................ 28.21% 17.38% 10.69% 22.14% 19.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.72 $16.29 $20.39 $19.37 $16.12
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.02 0.19 0.15 (0.08) —
c
Net realized and unrealized gains (losses) ........... 2.43 (0.95) (3.69) 2.29 4.61
Total from investment operations .................... 2.45 (0.76) (3.54) 2.21 4.61
Less distributions from:
Net investment income .......................... (0.31) (0.26) (0.15) (0.09) (0.07)
Net realized gains ............................. (1.55) (0.55) (0.41) (1.10) (1.29)
Total distributions ............................... (1.86) (0.81) (0.56) (1.19) (1.36)
Net asset value, end of year ....................... $15.31 $14.72 $16.29 $20.39 $19.37
Total return
d
................................... 16.92% (5.06)% (17.38)% 11.13% 29.96%
Ratios to average net assets
Expenses
e
.................................... 1.77% 1.91%
f
1.80%
f
1.87% 1.82%
f
Net investment income (loss) ...................... 0.14% 1.18% 0.89% (0.38)% 0.02%
Supplemental data
Net assets , end of year (000’s) ..................... $4,789 $5,988 $9,132 $17,704 $23,912
Portfolio turnover rate ............................ 28.21% 17.38% 10.69% 22.14% 19.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.37 $17.99 $22.39 $21.03 $17.39
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.46 0.41 0.21 0.22
Net realized and unrealized gains (losses) ........... 2.69 (1.08) (4.07) 2.49 4.99
Total from investment operations .................... 2.91 (0.62) (3.66) 2.70 5.21
Less distributions from:
Net investment income .......................... (0.47) (0.45) (0.33) (0.24) (0.28)
Net realized gains ............................. (1.55) (0.55) (0.41) (1.10) (1.29)
Total distributions ............................... (2.02) (1.00) (0.74) (1.34) (1.57)
Net asset value, end of year ....................... $17.26 $16.37 $17.99 $22.39 $21.03
Total return .................................... 18.13% (3.83)% (16.29)% 12.56% 31.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.72% 0.62% 0.63% 0.73%
Expenses net of waiver and payments by affiliates ....... 0.66% 0.64%
c
0.57%
c
0.60% 0.67%
c
Net investment income ........................... 1.23% 2.61% 2.16% 0.93% 1.16%
Supplemental data
Net assets , end of year (000’s) ..................... $21,280 $17,073 $35,251 $37,871 $32,831
Portfolio turnover rate ............................ 28.21% 17.38% 10.69% 22.14% 19.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.29 $17.91 $22.29 $20.97 $17.35
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.39 0.36 0.15 0.19
Net realized and unrealized gains (losses) ........... 2.69 (1.06) (4.06) 2.48 4.98
Total from investment operations .................... 2.89 (0.67) (3.70) 2.63 5.17
Less distributions from:
Net investment income .......................... (0.45) (0.40) (0.27) (0.21) (0.26)
Net realized gains ............................. (1.55) (0.55) (0.41) (1.10) (1.29)
Total distributions ............................... (2.00) (0.95) (0.68) (1.31) (1.55)
Net asset value, end of year ....................... $17.18 $16.29 $17.91 $22.29 $20.97
Total return .................................... 18.08% (4.10)% (16.52)% 12.25% 31.27%
Ratios to average net assets
Expenses
c
..................................... 0.78% 0.91%
d
0.80%
d
0.86% 0.82%
d
Net investment income ........................... 1.13% 2.22% 1.91% 0.65% 1.01%
Supplemental data
Net assets , end of year (000’s) ..................... $30,506 $27,865 $40,211 $63,140 $67,206
Portfolio turnover rate ............................ 28.21% 17.38% 10.69% 22.14% 19.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Schedule of Investments, April 30, 2025
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.6%
Data Center REITs 11.3%
Digital Realty Trust, Inc. ................................ United States 65,932 $ 10,584,723
Equinix, Inc. ......................................... United States 21,232 18,275,444
28,860,167
Diversified REITs 2.1%
Broadstone Net Lease, Inc. .............................. United States 143,573 2,323,011
Essential Properties Realty Trust, Inc. ...................... United States 90,303 2,905,048
5,228,059
Health Care REITs 15.5%
American Healthcare REIT, Inc. ........................... United States 74,483 2,404,311
Healthpeak Properties, Inc. .............................. United States 197,964 3,531,678
Sabra Health Care REIT, Inc. ............................ United States 114,090 2,036,506
Ventas, Inc. .......................................... United States 114,787 8,044,273
Welltower, Inc. ....................................... United States 154,147 23,521,291
39,538,059
Hotel & Resort REITs 1.9%
Ryman Hospitality Properties, Inc. ......................... United States 33,829 2,975,261
Sunstone Hotel Investors, Inc. ............................ United States 219,068 1,827,027
4,802,288
Industrial REITs 8.4%
Americold Realty Trust, Inc. .............................. United States 72,489 1,401,937
EastGroup Properties, Inc. .............................. United States 22,291 3,642,795
First Industrial Realty Trust, Inc. .......................... United States 52,698 2,507,371
Prologis, Inc. ......................................... United States 135,637 13,862,102
21,414,205
Multi-Family Residential REITs 9.1%
AvalonBay Communities, Inc. ............................ United States 49,602 10,415,428
Camden Property Trust ................................. United States 65,483 7,451,965
Independence Realty Trust, Inc. .......................... United States 103,315 2,007,411
UDR, Inc. ........................................... United States 77,506 3,245,951
23,120,755
Office REITs 3.3%
BXP, Inc. ............................................ United States 41,090 2,618,666
Cousins Properties, Inc. ................................ United States 89,840 2,474,194
Vornado Realty Trust ................................... United States 95,276 3,361,337
8,454,197
Other Specialized REITs 2.6%
Iron Mountain, Inc. .................................... United States 72,407 6,492,736
Real Estate Services 2.0%
a
CBRE Group, Inc. , A ................................... United States 40,766 4,980,790
a
Retail REITs 16.0%
Agree Realty Corp. .................................... United States 53,378 4,142,667
Brixmor Property Group, Inc. ............................. United States 241,282 6,010,335
Curbline Properties Corp. ............................... United States 120,370 2,755,269
NETSTREIT Corp. .................................... United States 258,029 4,198,132
Realty Income Corp. ................................... United States 213,497 12,352,936
Regency Centers Corp. ................................. United States 84,929 6,130,175
Simon Property Group, Inc. .............................. United States 28,108 4,423,637

Franklin Real Estate Securities Trust
Schedule of Investments
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
SITE Centers Corp. .................................... United States 51,999 $ 615,668
40,628,819
Self-Storage REITs 6.1%
CubeSmart .......................................... United States 95,867 3,898,911
Extra Space Storage, Inc. ............................... United States 72,414 10,610,099
Smartstop Self Storage REIT, Inc. ......................... United States 31,150 1,094,611
15,603,621
Single-Family Residential REITs 5.6%
American Homes 4 Rent , A .............................. United States 223,163 8,344,064
Equity LifeStyle Properties, Inc. ........................... United States 92,392 5,985,154
14,329,218
Telecom Tower REITs 13.0%
American Tower Corp. .................................. United States 109,941 24,781,801
Crown Castle, Inc. ..................................... United States 27,425 2,900,468
SBA Communications Corp. , A ........................... United States 22,261 5,418,327
33,100,596
Timber REITs 2.7%
Weyerhaeuser Co. .................................... United States 269,973 6,995,000
Total Common Stocks (Cost $ 173,514,673 ) .....................................
253,548,510
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .... United States 1,190,280 1,190,280
Total Money Market Funds (Cost $ 1,190,280 ) ...................................
1,190,280
Total Short Term Investments (Cost $ 1,190,280 ) .................................
1,190,280
a
Total Investments (Cost $ 174,704,953 ) 100.1% ..................................
$254,738,790
Other Assets, less Liabilities (0.1) % ...........................................
(88,495)
Net Assets 100.0% ...........................................................
$254,650,295
See Abbreviations on page 18 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $198,076,297
Shares outstanding ........................................................................ 11,778,502
Net asset value per share
a ,b
.................................................................. $16.82
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $17.80
Class C:
Net assets, at value ....................................................................... $4,788,626
Shares outstanding ........................................................................ 312,870
Net asset value and maximum offering price per share
a ,b
............................................ $15.31
Class R6:
Net assets, at value ....................................................................... $21,279,680
Shares outstanding ........................................................................ 1,232,902
Net asset value and maximum offering price per share
b
............................................. $17.26
Advisor Class:
Net assets, at value ....................................................................... $30,505,692
Shares outstanding ........................................................................ 1,776,125
Net asset value and maximum offering price per share
b
............................................. $17.18
Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $173,514,673
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,190,280
Value - Unaffiliated issuers .................................................................. $253,548,510
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,190,280
Cash .................................................................................... 49,288
Receivables:
Capital shares sold ........................................................................ 328,452
Dividends ............................................................................... 25,204
Total assets .......................................................................... 255,141,734
Liabilities:
Payables:
Capital shares redeemed ................................................................... 139,735
Management fees ......................................................................... 111,430
Distribution fees .......................................................................... 43,393
Transfer agent fees ........................................................................ 120,287
Reports to shareholders fees ................................................................ 25,153
Registration and filing fees .................................................................. 35,385
Accrued expenses and other liabilities ........................................................... 16,056
Total liabilities ......................................................................... 491,439
Net assets, at value ................................................................. $254,650,295
Net assets consist of:
Paid-in capital ............................................................................. $176,482,578
Total distributable earnings (losses) ............................................................. 78,167,717
Net assets, at value ................................................................. $254,650,295
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the year ended April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Real Estate
Securities Fund
Investment income:
Dividends: (net of foreign taxes of $779)
Unaffiliated issuers ........................................................................ $5,116,730
Non-controlled affiliates (Note 3 f ) ............................................................. 59,934
Total investment income ................................................................... 5,176,664
Expenses:
Management fees (Note 3 a ) ................................................................... 1,468,041
Distribution fees: (Note 3c )
Class A ................................................................................ 534,805
Class C ................................................................................ 55,457
Transfer agent fees: (Note 3e )
Class A ................................................................................ 316,852
Class C ................................................................................ 8,065
Class R6 ............................................................................... 23,753
Advisor Class ............................................................................ 47,119
Custodian fees ............................................................................ 3,488
Reports to shareholders fees .................................................................. 21,501
Registration and filing fees .................................................................... 117,888
Professional fees ........................................................................... 64,563
Trustees' fees and expenses .................................................................. 3,142
Other .................................................................................... 27,217
Total expenses ......................................................................... 2,691,891
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (22,507)
Net expenses ......................................................................... 2,669,384
Net investment income ................................................................ 2,507,280
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 25,118,280
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 16,190,888
Translation of other assets and liabilities denominated in foreign currencies .............................. 201
Net change in unrealized appreciation (depreciation) ............................................ 16,191,089
Net realized and unrealized gain (loss) ............................................................ 41,309,369
Net increase (decrease) in net assets resulting from operations .......................................... $43,816,649

Franklin Real Estate Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Real Estate Securities Fund
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,507,280 $6,013,523
Net realized gain (loss) ................................................. 25,118,280 16,417,080
Net change in unrealized appreciation (depreciation) ........................... 16,191,089 (34,197,438)
Net increase (decrease) in net assets resulting from operations ................ 43,816,649 (11,766,835)
Distributions to shareholders:
Class A ............................................................. (22,654,414) (12,485,961)
Class C ............................................................. (574,077) (355,812)
Class R6 ............................................................ (2,078,840) (1,142,185)
Advisor Class ........................................................ (3,415,183) (1,757,024)
Total distributions to shareholders .......................................... (28,722,514) (15,740,982)
Capital share transactions: (Note 2 )
Class A ............................................................. (13,495,940) (41,214,594)
Class C ............................................................. (1,583,006) (2,424,514)
Class R6 ............................................................ 3,213,050 (16,453,041)
Advisor Class ........................................................ 1,035,990 (9,374,433)
Total capital share transactions ............................................ (10,829,906) (69,466,582)
Net increase (decrease) in net assets ................................... 4,264,229 (96,974,399)
Net assets:
Beginning of year ....................................................... 250,386,066 347,360,465
End of year ........................................................... $254,650,295 $250,386,066

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Real Estate Securities Fund
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of one fund, Franklin Real Estate Securities
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Real Estate Securities Fund
(continued)
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 671,222 $11,742,518 1,143,263 $19,384,624
Shares issued in reinvestment of distributions .......... 1,322,516 21,861,633 694,275 12,090,714
Shares redeemed ............................... (2,685,066) (47,100,091) (4,293,139) (72,689,932)
Net increase (decrease) .......................... (691,328) $(13,495,940) (2,455,601) $(41,214,594)
Class C Shares:
Shares sold ................................... 25,671 $410,936 95,580 $1,482,893
Shares issued in reinvestment of distributions .......... 38,127 574,060 21,766 350,516
Shares redeemed
a
.............................. (157,603) (2,568,002) (271,158) (4,257,923)
Net increase (decrease) .......................... (93,805) $(1,583,006) (153,812) $(2,424,514)
Class R6 Shares:
Shares sold ................................... 453,161 $8,139,916 400,549 $7,014,079
Shares issued in reinvestment of distributions .......... 122,378 2,077,202 57,457 1,021,942
Shares redeemed ............................... (385,886) (7,004,068) (1,374,460) (24,489,062)
Net increase (decrease) .......................... 189,653 $3,213,050 (916,454) $(16,453,041)
Advisor Class Shares:
Shares sold ................................... 280,617 $5,034,185 296,200 $5,154,230
Shares issued in reinvestment of distributions .......... 151,198 2,552,475 74,724 1,324,097
Shares redeemed ............................... (365,778) (6,550,670) (905,400) (15,852,760)
Net increase (decrease) .......................... 66,037 $1,035,990 (534,476) $(9,374,433)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

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Franklin Real Estate Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2025, the gross effective investment management fee rate was 0.542% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%

Franklin Real Estate Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Real Estate Securities Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended April 30, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$164,802 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2025.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $6,362
CDSC retained .............................................................................. $795
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $1,065,585 $36,843,625 $(36,718,930) $— $— $1,190,280 1,190,280 $59,934
Total Affiliated Securities ... $1,065,585 $36,843,625 $(36,718,930) $— $— $1,190,280 $59,934
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Real Estate Securities Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended April 30, 2025 and 2024, was as follows:
At April 30, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2025, aggregated
$76,041,658 and $107,113,710, respectively.
6. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $6,521,990 $6,476,275
Long term capital gain ...................................................... 22,200,524 9,264,707
$28,722,514 $15,740,982
Cost of investments .......................................................................... $184,918,933
Unrealized appreciation ........................................................................ $85,786,252
Unrealized depreciation ........................................................................ (15,966,395)
Net unrealized appreciation (depreciation) .......................................................... $69,819,857
Distributable earnings:
Undistributed ordinary income ................................................................... $855,415
Undistributed long term capital gains .............................................................. 7,492,517
Total distributable earnings ..................................................................... $8,347,932

Franklin Real Estate Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Real Estate Securities Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2025, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At April 30, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
7. Credit Facility
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Real Estate Securities Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust

Franklin Real Estate Securities Trust

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Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Real Estate Securities Trust and Shareholders of Franklin Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Real
Estate Securities Fund (the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30,
2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Real Estate Securities Trust
Tax Information (unaudited)

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Annual Report
Franklin Real Estate Securities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended April 30, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $22,757,232
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $129,318
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $480,024
Qualified Business Income Dividends Earned §199A $4,908,667

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Annual Report
FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Real Estate Securities
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. The class Broadridge used to calculate the performance
(and expense) data for the Fund was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A; however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of the Fund’s Performance Universe peers and is available for new investor purchases, unlike Class A1 which is only available to existing Class A1 shareholders.
The Performance Universe for the Fund included the Fund and all retail and institutional real estate funds. The Board noted
that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that, while the Fund’s defensive growth positioning detracted from the Fund’s one- and three-year performance, management had confidence in the positioning as a long-term strategy for the Fund. Management further explained that the Fund’s approximately benchmark-
weight allocation to the Towers subsector and underweight allocation to subsectors like office and malls detracted from Fund

Franklin Real Estate Securities Trust

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Annual Report
performance during the one-year period ending December 31, 2024. Management noted that peers of the Performance
Universe use different benchmarks that do not include the Towers subsector, and thus tend to have significantly lower allocations to the subsector. Management also noted that Performance Universe peers that implemented income-oriented strategies maintained higher weightings to higher-yielding subsectors like office and malls. Management discussed with the
Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, certain personnel changes and the Fund’s change in classification from a diversified fund to a non-diversified fund in 2021, which has allowed the Fund to increase its position size in certain investments. The Board noted that the Fund’s annualized total return for the one-, five- and 10-year periods was positive. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 11 other real estate funds. The Board noted that the Management
Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its
Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain

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Annual Report
operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4192-AFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Real Estate Securities Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	June 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 26, 2025